Acquisitions, Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]	The following table summarizes the aggregate consideration paid during 2013 and 2014 for MMT Technologies and the amounts of the assets acquired at the effective acquisition date:

Cash	$50,000

Equity instruments (104,750 common shares of the Company) issued	107,893

Equity instruments held in escrows (100,000 common shares of the Company)	103,000

Fair value of total consideration transferred	$260,893

Recognized amounts of identifiable assets acquired and liabilities assumed:

Property, plant, and equipment	$204,901

Total identifiable net assets	204,901

Goodwill	55,992

$260,893
The following table summarizes the aggregate consideration paid during 2013 for the Transactions and resolution of previous contingent consideration, and the amounts of the assets acquired and liabilities assumed at the effective acquisition date:

Cash	$539,304

Equity instruments (635,810 common shares of the Company) issued	894,173

Assets acquired under capital lease	1,714,974

Equity instruments held in escrows (200,000 common shares of the Company)	224,000

Fair value of total consideration transferred	$3,372,451

Recognized amounts of identifiable assets acquired and liabilities assumed:

Financial assets (primarily accounts receivable)	$92,320

Inventory	24,234

Property, plant, and equipment	2,377,521

Identifiable intangible assets	356,500

Financial liabilities	(97,943)

Total identifiable net assets	2,752,632

Goodwill	619,819

$3,372,451

Business Acquisition, Pro Forma Information [Table Text Block]	The amounts of the Transactions’ revenue and earnings included in the Company's consolidated statement of operations for the year ended December 31, 2013, and the revenue and earnings of the combined entity had the acquisition date been done on January 1, 2012, are:

	Revenue	Earnings (Loss)

Actual from date of Transaction 12/31/2013	$3,057,071	$569,697

Pro forma (unaudited) supplemental information as if the Transactions had occurred at the beginning of the period is approximately, as shown below:

Supplemental (unaudited) pro forma for 1/1/2013 - 12/31/13	$6,420,000	$(3,420,000)

Supplemental (unaudited) pro forma for 1/1/2012 - 12/31/12	$5,200,000	$(1,275,000)

Schedule of Intangible Assets and Goodwill [Table Text Block]	The components of intangible assets are as follows:

		Balance at		Balance at
	Estimated	December 31,	Current Year	March 31,	Accumulated
	Useful Life	2013	Additions	2014 (unaudited)	Amortization	Net
Finite live intangible assets:
Customer list and tradename	5 years	$24,500	$-	$24,500	$3,168	$21,332

Non-compete agreements	5 years	332,000	-	332,000	58,600	273,400

Intellectual property	25 years	3,500,000	-	3,500,000	175,000	3,325,000

Total intangible assets		$3,856,500	$-	$3,856,500	$236,768	$3,619,732

Goodwill	Indefinite	$779,303	$55,992	$835,295	$-	$835,295
Goodwill and Intangible Assets

		Balance at		Balance at
	Estimated	December 31,	Current Year	December 31,	Accumulated
	Useful Life	2012	Additions	2013	Amortization	Net
Finite live intangible assets:
Customer list and tradename	5 years	$-	$24,500	$24,500	$1,810	$22,690

Non-compete agreements	5 years	-	332,000	332,000	41,500	290,500

Intellectual property	25 years	3,500,000	-	3,500,000	140,000	3,360,000

Total intangible assets		$3,500,000	$356,500	$3,856,500	$183,310	$3,673,190

Goodwill	Indefinite	$159,484	$619,819	$779,303	$-	$779,303

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The following table represents the total estimated amortization of intangible assets for the five succeeding years and thereafter:

For the Year Ending December 31,	Estimated Amortization Expense

2014	$155,922
2015	209,380
2016	209,380
2017	209,380
2018	166,355
Thereafter	2,669,315

$3,619,732
The following table represents the total estimated amortization of intangible assets for the five succeeding years and thereafter:

For the Year Ending December 31,	Estimated Amortization Expense

2014	$209,380
2015	209,380
2016	209,380
2017	209,380
2018	166,355
Thereafter	2,669,315

$3,673,190